Leases (Details) - Schedule of Components of Lease Expenses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Lease cost
Amortization of right-of-use assets	$ 350	$ 619	$ 619
Interest of operating lease liabilities	$ 9	$ 29	29
Total Lease cost			$ 648